Business Combinations (Details 4)	12 Months Ended
Oct. 31, 2022 USD ($)
Acquisition date fair value	$ 370,537
Payments from acquisition date to October 31, 2022	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – October 31, 2022	$ 360,000